Deferred Taxes - Deferred tax assets and liability (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Deferred tax assets / (liabilities)
Accruals and allowances	€ 1,750
Property, plant and equipment	136
Intangible assets	1,460
Netting by taxable entity	(384)
Netting by taxable entity	(384)
Deferred tax assets	12,255
Deferred tax liabilities	1,212
Net deferred tax assets / (liabilities)	11,043
Income tax benefit from excess tax deductions related to share-based payments
Deferred tax assets / (liabilities)
Deferred tax assets	10,889
Net deferred tax assets / (liabilities)	€ 10,889